Income taxes - Summary of Provision for Income Taxes Reflects Effective Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure representing major components of tax expense income [line items]
Income (loss) before taxes	$ 47.0	$ (265.1)
Combined statutory tax rate	23.00%	23.00%
Computed income tax expense	$ 10.8	$ (61.0)
Increase (decrease) resulting from:
Share-based compensation	0.5	0.5
Non-taxable loss on repurchase of senior unsecured notes	1.2
Non-taxable dividend income	(0.8)
Adjustments related to prior years	(0.0)	(0.9)
Other	0.1	(1.1)
Deferred income tax expense (recovery)	$ 11.8	$ (62.5)